Segment Disclosures Disclosure of operating segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	$ 2,347	$ 2,249	$ 2,307
Fuel and purchased power (Note 6)	1,086	1,100	1,016
Gross margin	1,261	1,149	1,291
Depreciation and amortization	590	574	635
Asset impairment charges (reversals) (Note 7)	25	73	20
Gains on termination of investments	56	157	0
Taxes, other than income taxes	29	31	30
Finance lease income	6	8	54
Gain on sale of assets and other (Note 4(D) and 17)	46	1	2
Net interest expense (Note 10)	(179)	(250)	(247)
Foreign exchange loss	(15)	(15)	(1)
Earnings (loss) before income taxes	193	(96)	(54)
Goodwill	464	464
Property, plant and equipment	6,207	6,164	6,578
Right-of-use assets	146	0
Intangible assets	318	373	364
Other assets	198	234
Property, plant and equipment expenditures	417	277	338
Purchase of intangible assets	14	20	51
Mine depreciation	119	136	73
Adjustments for depreciation and amortisation expense	709	710	708
Canada
Disclosure of operating segments [line items]
Revenues	1,460	1,573	1,663
Goodwill	418	417
Property, plant and equipment	4,854	4,953
Right-of-use assets	109	0
Intangible assets	213	273
Other assets	75	101
US
Disclosure of operating segments [line items]
Revenues	727	511	509
Goodwill	46	47
Property, plant and equipment	863	657
Right-of-use assets	33	0
Intangible assets	68	59
Other assets	47	50
Australia
Disclosure of operating segments [line items]
Revenues	160	165	135
Goodwill	0	0
Property, plant and equipment	490	554
Right-of-use assets	4	0
Intangible assets	37	41
Other assets	76	83
Reportable segments [member]
Disclosure of operating segments [line items]
Revenues	2,347	2,249	2,307
Fuel and purchased power (Note 6)	1,086	1,100	1,016
Gross margin	1,261	1,149	1,291
Operations, maintenance, and administration (Note 5)	475	515	517
Depreciation and amortization	590	574	635
Asset impairment charges (reversals) (Note 7)	25	73	20
Gains (losses) on disposals of investments	(88)
Gains on termination of investments	56	157
Taxes, other than income taxes	29	31	30
Profit (loss) from operating activities	(49)	(47)	(49)
Operating income	335	160	138
Finance lease income	6	8	54
Gain on sale of assets and other (Note 4(D) and 17)	46	1	2
Net interest expense (Note 10)	(179)	(250)	(247)
Foreign exchange loss	(15)	(15)	(1)
Earnings (loss) before income taxes	193	(96)	(54)
Goodwill	464	464
Property, plant and equipment	6,207	6,164
Right-of-use assets	146
Intangible assets	318	373
Property, plant and equipment expenditures	417	277	338
Purchase of intangible assets	14	20	51
Reportable segments [member] | Canadian Coal
Disclosure of operating segments [line items]
Revenues	816	912	999
Fuel and purchased power (Note 6)	570	666	585
Gross margin	246	246	414
Operations, maintenance, and administration (Note 5)	138	171	192
Depreciation and amortization	233	241	317
Asset impairment charges (reversals) (Note 7)	15	38	20
Gains (losses) on disposals of investments	(88)
Gains on termination of investments	56	157
Taxes, other than income taxes	13	13	13
Profit (loss) from operating activities	(40)	(41)	(40)
Operating income	31	(19)	(88)
Finance lease income	0	0	0
Goodwill	0	0
Property, plant and equipment	2,540	2,587
Right-of-use assets	68
Intangible assets	41	81
Property, plant and equipment expenditures	114	101	116
Purchase of intangible assets	2	3	5
Reportable segments [member] | United States Coal
Disclosure of operating segments [line items]
Revenues	571	442	435
Fuel and purchased power (Note 6)	416	314	293
Gross margin	155	128	142
Operations, maintenance, and administration (Note 5)	67	61	51
Depreciation and amortization	83	74	73
Asset impairment charges (reversals) (Note 7)	(10)	0	0
Gains (losses) on disposals of investments	0
Gains on termination of investments	0	0
Taxes, other than income taxes	3	5	4
Profit (loss) from operating activities	0	0	0
Operating income	12	(12)	14
Finance lease income	0	0	0
Goodwill	0	0
Property, plant and equipment	352	332
Right-of-use assets	0
Intangible assets	6	7
Property, plant and equipment expenditures	8	14	35
Purchase of intangible assets	0	0	1
Reportable segments [member] | Canadian Gas
Disclosure of operating segments [line items]
Revenues	209	232	261
Fuel and purchased power (Note 6)	74	96	101
Gross margin	135	136	160
Operations, maintenance, and administration (Note 5)	44	48	50
Depreciation and amortization	41	43	38
Asset impairment charges (reversals) (Note 7)	0	0	0
Gains (losses) on disposals of investments	0
Gains on termination of investments	0	0
Taxes, other than income taxes	1	1	1
Profit (loss) from operating activities	(1)	0	(9)
Operating income	50	44	80
Finance lease income	6	8	11
Goodwill	0	0
Property, plant and equipment	392	391
Right-of-use assets	0
Intangible assets	2	4
Property, plant and equipment expenditures	36	21	31
Purchase of intangible assets	0	0	0
Reportable segments [member] | Australian Gas
Disclosure of operating segments [line items]
Revenues	160	165	135
Fuel and purchased power (Note 6)	9	8	14
Gross margin	151	157	121
Operations, maintenance, and administration (Note 5)	37	37	31
Depreciation and amortization	48	49	37
Asset impairment charges (reversals) (Note 7)	0	0	0
Gains (losses) on disposals of investments	0
Gains on termination of investments	0	0
Taxes, other than income taxes	0	0	0
Profit (loss) from operating activities	0	0	0
Operating income	66	71	53
Finance lease income	0	0	43
Goodwill	0	0
Property, plant and equipment	489	554
Right-of-use assets	4
Intangible assets	37	41
Property, plant and equipment expenditures	6	6	114
Purchase of intangible assets	0	0	29
Reportable segments [member] | Wind and Solar
Disclosure of operating segments [line items]
Revenues	312	282	287
Fuel and purchased power (Note 6)	16	17	17
Gross margin	296	265	270
Operations, maintenance, and administration (Note 5)	50	50	48
Depreciation and amortization	124	110	111
Asset impairment charges (reversals) (Note 7)	0	12	0
Gains (losses) on disposals of investments	0
Gains on termination of investments	0	0
Taxes, other than income taxes	8	8	8
Profit (loss) from operating activities	(10)	(6)	0
Operating income	124	91	103
Finance lease income	0	0	0
Goodwill	176	175
Property, plant and equipment	1,947	1,799
Right-of-use assets	56
Intangible assets	173	173
Property, plant and equipment expenditures	229	117	20
Purchase of intangible assets	0	0	0
Reportable segments [member] | Hydro
Disclosure of operating segments [line items]
Revenues	156	156	121
Fuel and purchased power (Note 6)	7	6	6
Gross margin	149	150	115
Operations, maintenance, and administration (Note 5)	36	38	37
Depreciation and amortization	32	30	31
Asset impairment charges (reversals) (Note 7)	2	0	0
Gains (losses) on disposals of investments	0
Gains on termination of investments	0	0
Taxes, other than income taxes	3	3	3
Profit (loss) from operating activities	0	0	0
Operating income	76	79	44
Finance lease income	0	0	0
Goodwill	258	259
Property, plant and equipment	469	481
Right-of-use assets	6
Intangible assets	5	4
Property, plant and equipment expenditures	23	16	16
Purchase of intangible assets	0	0	0
Reportable segments [member] | Energy Marketing
Disclosure of operating segments [line items]
Revenues	129	67	69
Fuel and purchased power (Note 6)	0	0	0
Gross margin	129	67	69
Operations, maintenance, and administration (Note 5)	30	24	24
Depreciation and amortization	2	2	2
Asset impairment charges (reversals) (Note 7)	0	0	0
Gains (losses) on disposals of investments	0
Gains on termination of investments	0	0
Taxes, other than income taxes	0	0	0
Profit (loss) from operating activities	0	0	0
Operating income	97	41	43
Finance lease income	0	0	0
Goodwill	30	30
Property, plant and equipment	1	1
Right-of-use assets	0
Intangible assets	9	11
Property, plant and equipment expenditures	0	0	0
Purchase of intangible assets	0	0	0
Reportable segments [member] | Corporate
Disclosure of operating segments [line items]
Revenues	(6)	(7)	0
Fuel and purchased power (Note 6)	(6)	(7)	0
Gross margin	0	0	0
Operations, maintenance, and administration (Note 5)	73	86	84
Depreciation and amortization	27	25	26
Asset impairment charges (reversals) (Note 7)	18	23	0
Gains (losses) on disposals of investments	0
Gains on termination of investments	0	0
Taxes, other than income taxes	1	1	1
Profit (loss) from operating activities	2	0	0
Operating income	(121)	(135)	(111)
Finance lease income	0	0	0
Goodwill	0	0
Property, plant and equipment	17	19
Right-of-use assets	12
Intangible assets	45	52
Property, plant and equipment expenditures	1	2	6
Purchase of intangible assets	$ 12	$ 17	$ 16